Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Event
NOTE 21 — Subsequent Event
On May 3, 2022, Leafly and the holders entered into amendments to the FPAs discussed in Note 13 (the “Amended FPAs”). The Amended FPAs modified the price at which the applicable holder has the right, but not the obligation, to have Leafly repurchase certain shares held by the applicable holder as of the closing of the Business Combination and not later sold into the market to a price of $10.16 per share (with respect to 686 of the shares subject to the Amended FPAs) and $10.31 per share (with respect to 2,404 of the shares subject to the Amended FPAs). The Amended FPAs also modified the date by which such holders may elect to have Leafly repurchase their shares to August 1, 2022.
Since the date of the closing of the Business Combination, $7,276 has been released from escrow accounts relating to the FPA holders selling shares in the open market, net of an incremental $464 added to escrow funds in respect of the increased put price related to the Amended FPAs, which was accordingly moved from restricted cash to cash upon release. Of this amount, $1,966 was recognized during the three months ended March 31, 2022, while the remainder was recognized thereafter but prior to filing this Quarterly Report on Form
10-Q.
In connection with the Amended FPAs, certain amendments were also made to the escrow agreements in respect of such escrow accounts.

NOTE 19 — Subsequent Events
Business Combination
On February 4, 2022, Leafly consummated the business combination pursuant to the Agreement and Plan of Merger dated August 9, 2021 and amended on September 8, 2021 and on January 11, 2022 (as amended, the “Merger Agreement”). Leafly entered into the Merger Agreement with Merida, Merger Sub I and Merger Sub II. Merger Sub I merged with and into Leafly, with Leafly surviving as a wholly owned subsidiary of Merida, and following the Initial Merger and as part of a single integrated transaction with the Initial Merger, Leafly merged with and into Merger Sub II, with Merger Sub II surviving as a wholly owned subsidiary of Merida. Leafly was deemed the accounting predecessor and New Leafly is the successor SEC registrant, which means that Leafly’s financial statements for previous periods will be disclosed in Leafly’s future periodic reports filed with the SEC.
While the legal acquirer in the merger agreement is Merida, for financial accounting and reporting purposes under U.S. GAAP, Leafly is the accounting acquirer and the Mergers will be accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting, and the financial statements of the combined entity represent the continuation of the financial statements of Leafly in many respects. Under this method of accounting, Merida is treated as the “
acquired
” company for financial reporting purposes. For accounting purposes, Leafly is deemed to be the accounting acquirer in the Business Combination and, consequently, the Business Combination will be treated as a recapitalization of Leafly (i.e., a capital transaction involving the issuance of stock by Merida for the stock of Leafly). Accordingly, the consolidated assets, liabilities, and results of operations of Leafly became the historical financial statements of New Leafly, and Merida’s assets, liabilities and results of operations will be consolidated with Leafly’s beginning on the acquisition date. Operations prior to the closing of the merger will be presented as those of Leafly in future reports. The net assets of Merida will be recognized at historical cost (which is expected to be consistent with carrying value), with no goodwill or other intangible assets recorded. We anticipate that the most significant change in Leafly’s reported financial position as a result of the closing of the Business Combination will be an increase in cash and cash equivalents of approximately $18 million from net proceeds, including proceeds from convertible notes issued upon closing of the Business Combination.
In addition, $39 million from Merida’s trust account was placed in escrow upon closing of the Business Combination, all or a portion of which may become available to Leafly. On December 22, 2021 and January 10, 2022, Merida entered into agreements with certain holders of shares of common stock issued in Merida’s initial public offering, pursuant to which such stockholders agreed not to seek redemption of up to 4,000,000 shares in aggregate in connection with Merida’s special meeting to approve the Business Combination. Pursuant to these agreements, the counterparties may elect to sell and transfer to the Company, and the Company shall purchase from the counterparties, up to 4,000,000 shares at a price per Share equal to $10.16 per Share or $10.01 per Share, as applicable. If the parties to these agreements (as described in the Prospectus Supplement we filed with the SEC on January 18, 2022) exercise their rights to put their shares back to Leafly within three months of the closing of the Business Combination, such amount placed in escrow may not become available to Leafly, or may be available only in part.
As a consequence of the Business Combination, Leafly became the successor to an
SEC-registered
and Nasdaq-listed company which requires Leafly to hire additional personnel and implement procedures and processes to address public company regulatory requirements and customary practices. Leafly has incurred, and expects to continue to incur, additional expenses as a public company for, among other things: additional directors’ and officers’ liability insurance; compensation for directors and additional internal and external accounting, legal, and administrative resources, including increased audit and legal fees; and costs of certain related software tools.
Direct costs of the Business Combination and resulting recapitalization have been recorded to Prepaid expenses and other current assets in our Consolidated Balance Sheets and will be reclassified to additional paid-in
capital upon closing of the Business Combination in 2022, while general costs associated with operating as a public company are expensed throughout our Consolidated Statements of Operations, as applicable, primarily to General and Administrative. We anticipate we will incur approximately $8.5 million to $9.5 million annually in incremental costs of operating as a public company.
2021 Plan
The New Leafly 2021 Equity Incentive Plan (the “2021 Plan”) became effective immediately upon closing the Business Combination. Pursuant to the 2021 Plan, 4,502,495 shares of common stock are initially reserved for issuance. During the term of the 2021 Plan, the number of shares of common stock thereunder automatically increase on each January 1, commencing on January 1, 2023, and ending on (and including) January 1, 2031, by the lesser of (i) 10% of the fully diluted shares of common stock as of the last day of the preceding fiscal year and (ii) 4,502,495 shares (adjusted pursuant to the terms of the 2021 Plan). No awards have been granted under this plan as of the date of this filing.
Earn Out Plan
The Earn Out Plan became effective immediately upon closing of the Business Combination. Pursuant to the 2021 Earnout Plan, 570,927 shares of Common Stock have been reserved for issuance under the Earn Out Plan. These shares will vest if the Company achieves certain thresholds prior to the third anniversary of the Business Combination. No awards have been granted under this plan as of the date of this filing.
Additionally, as a result of the Mergers, Leafly shareholders have been granted the contingent right to receive up to 5,429,073 restricted shares of Common Stock (“Earn Out Shares”) that will vest if the Company achieves certain thresholds prior to the third anniversary of the Business Combination.
2021 Employee Stock Purchase Plan
The New Leafly 2021 Employee Stock Purchase Plan (the “ESPP”) became effective immediately upon closing the Business Combination. Pursuant to the ESPP, 1,125,624 shares of common stock are initially reserved for issuance. During the term of the ESPP, the number of shares of common stock thereunder automatically increases on each January 1, commencing on January 1, 2023 and ending on (and including) January 1, 2031, by the lesser of (i) 2.5% of the fully diluted shares of common stock as of the last day of the preceding fiscal year and (ii) 1,125,624 shares (as adjusted pursuant to the terms of the ESPP). No employees participate in the ESPP yet as of the date of this filing.
Option Modification
Concurrent with the closing of the Business Combination, the vesting provisions of stock options previously granted to our Chief Executive Officer in 2021 to purchase 2,916,596 shares of common stock were modified. The original award included the following vesting provisions:

•
Liquidity Event Option
: A stock option to purchase 1,458,298 shares of common stock will vest upon the earlier of (a) the closing of the Initial Public Offering of the Company’s common stock or (b) a change in control, provided the recipient remains in continuous service.

•
Milestone Option
: A stock option to purchase 1,458,298 shares of common stock will vest one-third
each upon the achievement of the three annual revenue targets of $75 million, $150 million, and $300 million, provided the recipient remains in continuous service:

The modified vesting provisions are as follows:

•
Liquidity Event Option
: A stock option to purchase 1,458,298 shares of common stock will vest as follows, provided the recipient remains in continuous service: 50% upon the closing of the Business Combination and 50% upon the earlier of (i) the Company’s achievement of a $1 billion market capitalization for any 20 days during a
30-day
period on or before the fourth anniversary of the closing of the Business Combination (the “Market Cap Milestone”) or (ii) a change in control

•	Milestone Option : A stock option to purchase 1,458,298 shares of common stock will vest upon the achievement of the following milestones, provided that the recipient remains in continuous service:

•
First Milestone
: 50% of the total number of shares subject to the stock options will vest if the Company’s gross revenue for the year ending December 31, 2022 equals or exceeds $65 million. A prorata amount vests in the event that the Company’s gross revenue equals or exceeds 90% of the revenue target.

•
Second Milestone
: 50% of the total number of shares subject to the stock options will vest if the Company’s gross revenue for the year ending December 31, 2023 equals or exceeds $101 million. A prorata amount vests in the event that the Company’s gross revenue equals or exceeds 90% of the revenue target.

•	In the event the Second Milestone is achieved, any unvested portion of the stock option subject to the First Milestone will fully vest.

•	In the event the Market Cap Milestone is achieved, any unvested portion of the Milestone Option will fully vest.

•
The date of vesting for the Milestone Option will be the earlier of (i) the date following the Company’s filing with the SEC of its Form
10-K
for the applicable fiscal year in which the applicable revenue target was attained or, (ii) the date the Market Cap Milestone is achieved.

•	All shares subject to the Milestone Option will vest immediately upon a change in control.

•
The Milestone Option will remain outstanding unless and until the last possible time that the Second Milestone can be achieved, the Market Cap Milestone can be achieved, or a change in control may occur during the term of the Milestone Option award, subject to the recipient’s continued service.

2022 Notes
In January 2022, Merida entered into a $30 million convertible note purchase agreement with certain investors in accordance with the 2022 Note Purchase Agreement (“2022 Notes”). Leafly guaranteed and joined as a party to the 2022 Notes on February 4, 2022 in connection with the Business Combination. The 2022 Notes bear interest at 8% annually, paid in cash semi-annually in arrears on July 31 and January 31 of each year, and mature on January 31, 2025. The 2022 Notes are unsecured convertible senior notes due 2025. They are convertible at the option of the holders at any time before maturity at an initial conversion share price of $12.50. In addition, the Company may, at its election, force the conversion of the 2022 Notes on or after January 31, 2024, if the volume-weighted average trading price of the Company’s common stock exceeds $18.00 for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days. The Company also has the option, on or after January 31, 2023 and prior to the 40th trading day immediately before the maturity date and subject to the holders’ ability to optionally convert, to redeem all or a portion of the 2022 Notes at a cash redemption price equal to 100% of the principal amount of the 2022 Notes, plus accrued and unpaid interest, if any. The holders of the 2022 Notes have the right to cause the Company to repurchase for cash all or a portion of the 2022 Notes held by such holder upon the occurrence of a “fundamental change” (as defined) or in connection with certain asset sales, in each case at a price equal to 100% of par plus accrued and unpaid interest, if any.